As filed with the Securities and Exchange Commission on September 2, 2005
                                               Commission File Nos. 333-118370
                                                                    811-08401

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                        [   ]

Post-Effective Amendment No. 4                                     [ X ]

                                     and/or

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 68                                                   [ X ]

                            JNLNY Separate Account I
                           (Exact Name of Registrant)

               Jackson National Life Insurance Company of New York
                               (Name of Depositor)

                             2900 Westchester Avenue
                            Purchase, New York 10577
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (888) 367-5651

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:
                        John S. (Scott) Kreighbaum, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951


Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts.

It is  proposed   that  this   filing  will  become   effective

         immediately upon filing pursuant to paragraph (b)
----
 X       on September 6, 2005, pursuant to paragraph (b)
----
         60 days after filing pursuant to paragraph (a)(1)
----
         on (date) pursuant to paragraph (a)(1) of Rule 485
----

If appropriate, check the following box:

      This post-effective amendment designates a new effective date for a ---- previously filed post-effective amendment.

EXPLANATORY NOTE: This amendment supplements the prospectus. Part C is also amended as indicated. The amendment does not otherwise delete, amend, or supersede any other information in the registration statement, as previously amended, including exhibits and undertakings. Accordingly, Parts A and B of Post-Effective Amendment No. 3, as filed on April 27, 2005 (Accession No. 0000927730-05-000076), are unchanged and hereby incorporated by reference.

                       SUPPLEMENT DATED SEPTEMBER 6, 2005
                     TO THE PROSPECTUS DATED MAY 2, 2005 FOR

                           PERSPECTIVE ADVISORS II(SM)

        ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R)
                        THROUGH JNLNY SEPARATE ACCOUNT I

THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
     EXPLANATION:     The purpose of this supplement is to notify you that
                      effective September 6, 2005, two new Guaranteed Minimum
                      Withdrawal Benefits (GMWBs) are available for the
                      Contract.
--------------------------------------------------------------------------------
* Within GLOSSARY, between "Contract Enhancement" and "Contract Value," please add the following defined term.

         CONTRACT MONTH - the period of time between consecutive monthly anniversaries of the Issue Date.

--------------------------------------------------------------------------------
* Under FEES AND EXPENSES TABLES, with the fee table entitled "Periodic Expenses," please note the additions to the grouping of optional endorsements, as highlighted, in the following excerpt. This excerpt, including the footnotes designated by symbols, replaces the corresponding grouping in the prospectus. (The numbered footnotes remain unchanged.)

-------------------------------------------------------------------------------------------------------------------

Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge (8)............................................0.75%
7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge (9).....................................0.70%
5% GMWB WITH ANNUAL STEP-UP MAXIMUM ANNUAL CHARGE +...........................................................1.47%
5% GMWB WITHOUT STEP-UP MAXIMUM ANNUAL CHARGE #...............................................................0.51%
5% For Life GMWB Maximum Annual Charge (10)...................................................................1.30%
4% For Life GMWB Maximum Annual Charge (11)...................................................................0.85%
-------------------------------------------------------------------------------------------------------------------

+ THE CURRENT CHARGE IS 0.055% OF THE GWB (0.66% ANNUALLY). THE CHARGE IS DEDUCTED AT THE END OF EACH CONTRACT MONTH, OR UPON TERMINATION OF THE ENDORSEMENT, FROM THE INVESTMENT DIVISIONS TO WHICH YOUR CONTRACT VALUE IS ALLOCATED ON A PRO RATA BASIS. WE DEDUCT THE CHARGE FROM THE INVESTMENT DIVISIONS BY CANCELING ACCUMULATION UNITS; THE CHARGE IS NOT PART OF THE ACCUMULATION UNIT VALUE CALCULATION. BUT AGAIN, WHILE THE CHARGE IS DEDUCTED FROM CONTRACT VALUE, IT IS BASED ON THE PERCENTAGE OF THE GWB. FOR MORE INFORMATION, INCLUDING HOW THE GWB IS CALCULATED, PLEASE SEE "5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP" BELOW.

# THE CURRENT CHARGE IS 0.0175% OF THE GWB (0.21% ANNUALLY). THE CHARGE IS DEDUCTED AT THE END OF EACH CONTRACT MONTH, OR UPON TERMINATION OF THE ENDORSEMENT, FROM THE INVESTMENT DIVISIONS TO WHICH YOUR CONTRACT VALUE IS ALLOCATED ON A PRO RATA BASIS. WE DEDUCT THE CHARGE FROM THE INVESTMENT DIVISIONS BY CANCELING ACCUMULATION UNITS; THE CHARGE IS NOT PART OF THE ACCUMULATION UNIT VALUE CALCULATION. BUT AGAIN, WHILE THE CHARGE IS DEDUCTED FROM CONTRACT VALUE, IT IS BASED ON THE PERCENTAGE OF THE GWB. FOR MORE INFORMATION, INCLUDING HOW THE GWB IS CALCULATED, PLEASE SEE "5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP" BELOW.


* Because the addition of these benefits increases the total Separate Account annual expenses of a Contract with the most expensive combination of optional endorsements possible, also with the fee table entitled "Periodic Expenses," please replace the corresponding row and accompanying footnote with the following.

------------------------------------------------------------------------------------------------------------------------------------

     Total Separate Account Annual Expenses With The Most Expensive Optional Endorsements (12)......3.765%

------------------------------------------------------------------------------------------------------------------------------------


(12) If you were to select these optional endorsements, based on the maximum annual charges: 2% Contract Enhancement; 5% GMWB With Annual Step-Up; and Highest Anniversary Value Death Benefit. Please take special note that with the 5% GMWB With Annual Step-Up, the charge is a percentage of the GWB, which is the value withdrawals are based on under the endorsement (as opposed to Contract Value), so your actual dollar cost could be more or less depending on the GWB's value in relation to Contract Value.


--------------------------------------------------------------------------------
* Under "Examples" (after the fee table entitled "Fund Operating Expenses" (and the accompanying footnotes)), please replace the first of two sets of example numbers and the narrative paragraphs that precede it (for the most expensive options) with the following.


         The following examples include the maximum fees and expenses of any of the Funds and the cost if you select the most expensive combination of optional endorsements: 2% Contract Enhancement; 5% GMWB With Annual Step-Up; and Highest Anniversary Value Death Benefit. Based on these assumptions, your costs would be:

         If you surrender your Contract at the end of the applicable time period:

         1 YEAR            3 YEARS          5 YEARS           10 YEARS
         $721              $1,687           $2,651            $5,011

         If you do not surrender your Contract or if you begin receiving income payments from your Contract (but after the first year) at the end of the applicable time period:

         1 YEAR            3 YEARS          5 YEARS           10 YEARS
         $521              $1,562           $2,601            $5,011


--------------------------------------------------------------------------------
* Under CONTRACT CHARGES, between the subsections entitled "7% Guaranteed Minimum Withdrawal Benefit Charge" and "5% For Life Guaranteed Minimum Withdrawal Benefit Charge," please add the following paragraphs.


         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP CHARGE. If you select the 5% GMWB With Annual Step-Up, you will pay 0.055% of the GWB each Contract Month. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" below. We deduct this charge from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. With the Investment Divisions, we deduct the charge by canceling Accumulation Units. The charge is not part of the calculation to determine the value of an Accumulation Unit. But again, while the charge is deducted from Contract Value, it is based on the percentage of the GWB. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The charge is prorated upon termination of the endorsement. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. After the fifth Contract Anniversary if no withdrawals have been taken, you will pay 0.0375% of the GWB each Contract Month. After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month. We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.47% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP CHARGE. If you select the 5% GMWB Without Step-Up, you will pay 0.0175% of the GWB each Contract Month. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" below. We deduct this charge from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. With the Investment Divisions, we deduct the charge by canceling Accumulation Units. The charge is not part of the calculation to determine the value of an Accumulation Unit. But again, while the charge is deducted from Contract Value, it is based on the percentage of the GWB. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The charge is prorated upon termination of the endorsement. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. After the fifth Contract Anniversary if no withdrawals have been taken, you will pay 0.0125% of the GWB each Contract Month. After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month. We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to a maximum charge of 0.51% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.

--------------------------------------------------------------------------------
* Under ACCESS TO YOUR MONEY, with the subsection entitled "7% Guaranteed Minimum Withdrawal Benefit," please replace the first paragraph with the following paragraph.

         7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT. THE FOLLOWING DESCRIPTION OF THE 7% GMWB IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX C THAT MAY ASSIST YOU IN UNDERSTANDING HOW THE 7% GMWB CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 7% GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We may limit availability of this optional endorsement. Once selected, the 7% GMWB cannot be canceled. If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 7% GMWB may also be selected after the Issue Date within the 30 days before any Contract Anniversary. If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

--------------------------------------------------------------------------------
* Between the subsections entitled "7% Guaranteed Minimum Withdrawal Benefit" and "5% For Life Guaranteed Withdrawal Benefit," please add the following paragraphs.


         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP. AT THE END OF THIS DESCRIPTION ARE EXAMPLES ILLUSTRATING THE CALCULATIONS WITH THE 5% GMWB WITH ANNUAL STEP-UP IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 5% GMWB WITH ANNUAL STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT
         (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual Step-Up cannot be canceled. If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.


         Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

         Withdrawal charges, Contract Enhancement recapture charges, and Interest Rate Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments.

         If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 6 below illustrate the impact of such withdrawals.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

               o the GWB prior to the partial withdrawal less the partial withdrawal; or
               o   zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

               o the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
               o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

         If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

               o   the GAWA prior to the partial withdrawal; or
               o   the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

               o   the GAWA prior to the partial withdrawal, or
               o   the GWB after the partial withdrawal, or
               o 5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

         For certain tax-qualified Contracts, the 5% GMWB With Annual Step-Up allows for withdrawals greater than GAWA to meet the minimum distribution requirements (MRDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Notice of an MRD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as MRDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of MRDs for multiple contracts from a single contract. Under the Code, MRDs are calculated and taken on a calendar year basis. But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years. Only your MRDs for one calendar year are allowed per Contract Year. With the calendar year in which your MRDs are to begin (generally, when you reach age 70 1/2), however, you may take your MRDs for the current and next calendar years during the same Contract Year, as necessary. Please consult your tax adviser regarding MRDs before purchasing a tax-qualified Contract with the 5% GMWB With Annual Step-Up, as well as before taking any withdrawals.

         For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Interest Rate Adjustments.


         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 44 of the prospectus. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 44 of the prospectus.


         STEP-UPS. Step-ups with the 5% GMWB With Annual Step-Ups reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 5% of the new GWB or GAWA before step-up. Step-ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult with the registered representative who helped you to purchase the Contract or contact us at our Annuity Service Center.

         SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

         TERMINATION. The 5% GMWB With Annual Step-Up endorsement terminates on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up. The 5% GMWB With Annual Step-Up also terminates with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract), or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.

         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

         FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Annuitant) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

         This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

--------------------------------------------------------------------------------
                                    EXAMPLES
          5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP


THESE EXAMPLES ARE PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE GWB AND GAWA VALUES ARE COMPUTED, AND HOW THEY MAY BE ALTERED BY VARIOUS EVENTS, INCLUDING SUBSEQUENT PREMIUM PAYMENTS, "STEP-UPS," OR PARTIAL WITHDRAWALS. THE EXAMPLES ONLY DEPICT LIMITED CIRCUMSTANCES AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE GMWB, OR EXERCISING ANY RIGHTS THEREUNDER, IN MAKING YOUR DECISION PLEASE CONSIDER THE RESULTS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU.


ALL OF THE FOLLOWING EXAMPLES ASSUME YOU SELECT THE 5% GMWB WITH ANNUAL STEP-UP WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED. THEY ALSO ASSUME THAT NO CHARGES OR ADJUSTMENTS WILL APPLY TO PARTIAL WITHDRAWALS.

EXAMPLE 1:  AT ISSUE, THE GWB AND GAWA ARE DETERMINED.

     o Your Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial premium payment.

     o Your Guaranteed Annual Withdrawal Amount (GAWA) is $5,000, which is 5% of your GWB.

EXAMPLE 2:  SUBSEQUENT PREMIUM PAYMENT.

If you make an additional premium payment of $50,000 and your GWB is $100,000 at the time of the payment, then

     o Your GWB is $150,000, which is your prior GWB ($100,000) plus your additional premium payment ($50,000).

     o Your GAWA is $7,500, which is your prior GAWA ($5,000) plus 5% of your additional premium payment ($2,500).

EXAMPLE 3:  WITHDRAWAL EQUAL TO THE GAWA.

If you take the GAWA ($5,000) as a withdrawal before the end of the first Contract Year, then

     o Your GWB becomes $95,000, which is your prior GWB ($100,000) minus the GAWA ($5,000).

     o Your GAWA for the next year remains $5,000, because you did not take more than the GAWA ($5,000).

EXAMPLE 4: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA IS REDUCED AS A RESULT OF THE TRANSACTION.

If you withdraw $60,000 and your Contract Value is $150,000 and your GWB is $100,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($60,000) from your GWB ($100,000). This is $40,000.

          Your new GWB is $40,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($90,000) is more than the new GWB ($40,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 5% of the greater of the Contract Value after the partial withdrawal or the new GWB, which is $4,500.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 9 additional years to deplete the new GWB.

EXAMPLE 5: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA REMAINS UNCHANGED.

If you withdraw $40,000 and your Contract Value is $150,000 and your GWB is $100,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($40,000) from your Contract Value ($150,000). This equals $110,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($40,000) from your GWB ($100,000). This is $60,000.

          Your new GWB is $60,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($110,000) is more than the new GWB ($60,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $5,000.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 12 additional years to deplete the new GWB.

EXAMPLE 6: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS DECREASED DUE TO NEGATIVE MARKET PERFORMANCE.

If you withdraw $50,000 and your Contract Value is $80,000 and your GWB is $100,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($50,000) from your GWB ($100,000). This is $50,000.

          Your new GWB becomes $30,000, since this is the lesser of the two amounts.

     o Since the Contract Value prior to the partial withdrawal ($80,000) is less than or equal to the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 5% of the new GWB, which is $1,500.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB.

EXAMPLE 7:  STEP-UP.

If at the time of "step-up" your Contract Value is $200,000, your GWB is $100,000, and your GAWA is $5,000, then

     o We recalculate your GWB to equal your Contract Value, which is $200,000.

     o We recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($10,000) and choose the greater amount ($10,000). This is your new GAWA.

     o After the "step-up," if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB.

EXAMPLE 8: ON OR AFTER THE 13TH CONTRACT YEAR, "STEP-UPS" MUST BE ELECTED BY THE OWNER, SUBJECT TO CERTAIN LIMITATIONS. VALUES MAY DIFFER BASED ON THE ORDER OF YOUR ELECTIONS. THE FOLLOWING TWO EXAMPLES DEMONSTRATE THE DIFFERENT RESULTS IF YOU ELECT A "STEP-UP" PRIOR TO SUBMITTING A WITHDRAWAL REQUEST RATHER THAN MAKING THE WITHDRAWAL PRIOR TO A "STEP-UP."

If prior to any transactions your Contract Value is $200,000, your GWB is $100,000, and you wish to "step-up" your GMWB but also wish to take the GAWA prior to any transactions ($5,000) as a withdrawal, then

8A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($10,000) and choose the greater amount ($10,000). This is your new GAWA.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $195,000, which is your prior GWB ($200,000) minus the withdrawal ($5,000). Your GAWA remains $10,000, because you did not take more than the GAWA.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB.

8B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $95,000, which is your prior GWB ($100,000) minus the withdrawal ($5,000). Your GAWA remains $5,000, because you did not take more than the GAWA.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $195,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($9,750) and choose the greater amount ($9,750). This is your new GAWA.

     o After the step-up, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB.

EXAMPLE 9: THE FOLLOWING TWO EXAMPLES DEMONSTRATE THAT IN SOME CASES THE ORDER OF YOUR TRANSACTIONS WILL NOT IMPACT THE FINAL RESULTS.

If prior to any transactions your Contract Value is $200,000, your GWB is $100,000, your GAWA is $5,000, and you wish to "step-up" your GMWB but also wish to take a withdrawal greater than the GAWA ($15,000), then

9A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($10,000) and choose the greater amount ($10,000). This is your new GAWA.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($15,000), which is $185,000. Since the Contract Value prior to the partial withdrawal ($200,000) is less than or equal to the GWB prior to the partial withdrawal ($200,000), the GAWA is reduced. The new GAWA is 5% of the new GWB, which is $9,250.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB.

9B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($85,000), which is $85,000. Since the Contract Value after the partial withdrawal ($185,000) is more than the new GWB ($85,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $5,000.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $185,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($9,250) and choose the greater amount ($9,250). This is your new GAWA.

     o After the step-up, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB.

--------------------------------------------------------------------------------

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP. AT THE END OF THIS DESCRIPTION ARE EXAMPLES ILLUSTRATING THE CALCULATIONS WITH THE 5% GMWB WITHOUT STEP-UP IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB Without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 5% GMWB WITHOUT STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB Without Step-Up cannot be canceled. If you select the 5% GMWB Without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB Without Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB Without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value. THE GWB CAN NEVER BE MORE THAN $5 MILLION, and the GWB is reduced with each withdrawal you take.


         Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

         Withdrawal charges, Contract Enhancement recapture charges, and Interest Rate Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB Without Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments.

         If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 6 below illustrate the impact of such withdrawals.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

               o the GWB prior to the partial withdrawal less the partial withdrawal; or
               o    zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

               o the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
               o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

         If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

               o    the GAWA prior to the partial withdrawal; or
               o    the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

               o    the GAWA prior to the partial withdrawal, or
               o    the GWB after the partial withdrawal, or
               o 5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

         For certain tax-qualified Contracts, the 5% GMWB Without Step-Up allows for withdrawals greater than GAWA to meet the minimum distribution requirements (MRDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Notice of an MRD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as MRDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of MRDs for multiple contracts from a single contract. Under the Code, MRDs are calculated and taken on a calendar year basis. But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years. Only your MRDs for one calendar year are allowed per Contract Year. With the calendar year in which your MRDs are to begin (generally, when you reach age 70 1/2), however, you may take your MRDs for the current and next calendar years during the same Contract Year, as necessary. Please consult your tax adviser regarding MRDs before purchasing a tax-qualified Contract with the 5% GMWB Without Step-Up, as well as before taking any withdrawals.

         For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Interest Rate Adjustments.


         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 44 of the prospectus. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 44 of the prospectus.


         SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB Without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB Without Step-Up endorsement already applies to the Contract, the 5% GMWB Without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB Without Step-Up, if the 5% GMWB Without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

         TERMINATION. The 5% GMWB Without Step-Up endorsement terminates on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB Without Step-Up. The 5% GMWB Without Step-Up also terminates with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract), or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.

         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

         FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Annuitant) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

         This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB Without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB Without Step-Up.

--------------------------------------------------------------------------------

                                    EXAMPLES
            5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP

THESE EXAMPLES ARE PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE GWB AND GAWA VALUES ARE COMPUTED, AND HOW THEY MAY BE ALTERED BY VARIOUS EVENTS, INCLUDING SUBSEQUENT PREMIUM PAYMENTS OR PARTIAL WITHDRAWALS. THE EXAMPLES ONLY DEPICT LIMITED CIRCUMSTANCES AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE GMWB, OR EXERCISING ANY RIGHTS THEREUNDER, IN MAKING YOUR DECISION PLEASE CONSIDER THE RESULTS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU.

ALL OF THE FOLLOWING EXAMPLES ASSUME YOU SELECT THE 5% GMWB WITHOUT STEP-UP WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED. THEY ALSO ASSUME THAT NO CHARGES OR ADJUSTMENTS WILL APPLY TO PARTIAL WITHDRAWALS.

EXAMPLE 1:  AT ISSUE, THE GWB AND GAWA ARE DETERMINED.

     o Your Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial premium payment.

     o Your Guaranteed Annual Withdrawal Amount (GAWA) is $5,000, which is 5% of your GWB.

EXAMPLE 2:  SUBSEQUENT PREMIUM PAYMENT.

If you make an additional premium payment of $50,000 before you make any withdrawals, then

     o Your GWB is $150,000, which is your prior GWB ($100,000) plus your additional premium payment ($50,000).

     o Your GAWA is $7,500, which is your prior GAWA ($5,000) plus 5% of your additional premium payment ($2,500).

EXAMPLE 3:  WITHDRAWAL EQUAL TO THE GAWA.

If you take the GAWA ($5,000) as a withdrawal before the end of the first Contract Year, then

     o Your GWB becomes $95,000, which is your prior GWB ($100,000) minus the GAWA ($5,000).

     o Your GAWA for the next year remains $5,000, because you did not take more than the GAWA ($5,000).

EXAMPLE 4: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA IS REDUCED AS A RESULT OF THE TRANSACTION.

If you withdraw $60,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($60,000) from your GWB ($100,000). This is $40,000.

          Your new GWB is $40,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($90,000) is more than the new GWB ($40,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 5% of the greater of the Contract Value after the partial withdrawal or the new GWB, which is $4,500.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 9 additional years to deplete the new GWB.

EXAMPLE 5: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA REMAINS UNCHANGED.

If you withdraw $40,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($40,000) from your Contract Value ($150,000). This equals $110,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($40,000) from your GWB ($100,000). This is $60,000.

          Your new GWB is $60,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($110,000) is more than the new GWB ($60,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $5,000.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 12 additional years to deplete the new GWB.

EXAMPLE 6: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS DECREASED DUE TO NEGATIVE MARKET PERFORMANCE.

If you withdraw $50,000 and your Contract Value is $80,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($50,000) from your GWB ($100,000). This is $50,000.

          Your new GWB becomes $30,000, since this is the lesser of the two amounts.

     o Since the Contract Value prior to the partial withdrawal ($80,000) is less than or equal to the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 5% of the new GWB, which is $1,500.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB.

--------------------------------------------------------------------------------

(To be used with NV5869 Rev. 05/05)

                                                                    NV5941 09/05

PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits
      (a)  Financial Statements:

           (1)  Financial statements and schedules included in Part A:

                Not Applicable

           (2) Financial statements and schedules included in Part B - incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on April 27, 2005 (File Nos. 333-118370 and 811-08401).

                JNLNY Separate Account I

                Report of Independent Registered Public Accounting Firm as of
                  December 31, 2004
                Statement of Assets and Liabilities as of December 31, 2004 Statement of Operations for the Year Ended December 31, 2004 Statement of Changes in Net Assets for the Years Ended
                  December 31, 2004 December 31, 2003 and December 31, 2002
                Notes to Financial Statements

                Jackson National Life Insurance Company of New York

                Report of Independent Registered Public Accounting Firm as of
                  December 31, 2004
                Balance Sheets for the years ended December 31, 2004, 2003 and
                  2002
                Income Statements for the years ended December 31, 2004,
                  2003, and 2002
                Statements of Stockholder's Equity and Comprehensive Income
                  for the years ended December 31, 2004, 2003, and 2002
                Statements of Cash Flows for the years ended December 31, 2004,
                  2003 and 2002
                Notes to Financial Statements

Item 24.(b) Exhibits

Exhibit No. Description

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to Registrant's Registration Statement filed on October 3,
         1997 (File Nos. 333-37175 and 811-08401).

2.       Not Applicable

3.a General Distributor Agreement dated June 30, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

4.a. Specimen of the JNLNY Perspective Advisors II Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

b. Specimen of Section 403(b) Tax Sheltered Annuity Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

c. Specimen of Retirement Plan Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

d. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

e. Specimen of Roth Individual Retirement Annuity Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

f. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

g. Specimen of Highest Anniversary Value Death Benefit Option Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

h. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

i. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorse-ment, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

j. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorse-ment, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

l. Specimen of Charitable Remainder Trust Endorsement, incoporated by reference to Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

m. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and 811-08401).

n. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and 811-08401).

o. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on October 4, 2004 (File Nos. 333-119522 and 811-08401).

p. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on June 21, 2005 (File Nos. 333-70384 and 811-08401).

q. Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on June 21, 2005 (File Nos. 333-70384 and 811-08401).

5.a. Form of the JNLNY Perspective Advisors II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

b. Form of the JNLNY Perspective Advisors II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on February 14, 2005 (File Nos. 333-118370 and 811-08401).

c. Form of the JNLNY Perspective Advisors II Fixed and Variable Annuity Application, attached hereto.

6.a. Declaration and Charter of Depositor, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b. By-laws of Depositor, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

7.       Not Applicable

8.       Not Applicable

9.       Opinion and Consent of Counsel, attached hereto.

10. Consent of Independent Registered Public Accounting Firm, incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on April 27, 2005 (File Nos. 333-118370 and 811-08401).

11.      Not Applicable

12.      Not Applicable

Item 25. Directors and Officers of the Depositor

         Name and Principal                 Positions and Offices
         Business Address                   with Depositor

         Donald B. Henderson, Jr.           Director
         4A Rivermere Apartments
         Bronxville, NY  10708

         David L. Porteous                  Director
         20434 Crestview Drive
         Reed City, MI  49777

         Donald T. DeCarlo                  Director
         200 Manor Road
         Douglaston, New York 11363

         Joanne P. McCallie                 Director
         1 Birch Road
         110 Berkowitz
         East Lansing, MI 48824

         Herbert G. May III                 Chief Administrative Officer &
         275 Grove St Building 2            Director
         4th floor
         Auburndale, MA 02466

         Richard D. Ash                     Vice President -
         1 Corporate Way                    Actuary & Appointed Actuary
         Lansing, MI 48951

         John B. Banez                      Vice President -
         1 Corporate Way                    Systems and Programming
         Lansing, MI 48951

         James Binder                       Vice President -
         1 Corporate Way                    Finance and Corporate Strategy
         Lansing, MI 48951

         John H. Brown                      Vice President - Government
         1 Corporate Way                    Relations & Director
         Lansing, MI 48951

         Joseph Mark Clark                  Vice President -
         1 Corporate Way                    Policy Administration
         Lansing, MI 48951

         Marianne Clone                     Vice President - Administration -
         1 Corporate Way                    Customer Service Center & Director
         Lansing, MI 48951

         James B. Croom                     Vice President &
         1 Corporate Way                    Deputy General Counsel
         Lansing, MI 48951

         Gerald W. Decius                   Vice President -
         1 Corporate Way                    Systems Application Coordinator
         Lansing, MI 48951

         Lisa C. Drake                      Senior Vice President - Chief
         1 Corporate Way                    Actuary
         Lansing, MI 48951

         Robert A. Fritts                   Senior Vice President &
         1 Corporate Way                    Controller - Financial
         Lansing, MI 48951                  Operations

         James D. Garrison                  Vice President - Tax
         1 Corporate Way
         Lansing, MI 48951

         Julia A. Goatley                   Vice President, Senior Counsel,
         1 Corporate Way                    Assistant Secretary & Director
         Lansing, MI 48951

         James Golembiewski                 Vice President & Chief of Compliance
         1 Corporate Way                    for Separate Accounts, Senior
         Lansing, MI 48951                  Counsel & Assistant Secretary

         Andrew B. Hopping                  Executive Vice President,
         1 Corporate Way                    Chief Financial Officer,
         Lansing, MI 48951                  Treasurer & Chairman of the Board

         Stephen A. Hrapkiewicz, Jr.        Senior Vice President - Human
         1 Corporate Way                    Resources
         Lansing, MI 48951

         Clifford J. Jack                   Executive Vice President &
         8055 E. Tufts Avenue               Chief Distribution Officer
         Suite 1000
         Denver, CO 80237

         Cheryl L. Johns                    Vice President - Life Division
         1 Corporate Way
         Lansing, MI 48951

         Timo P. Kokko                      Vice President - Support
         1 Corporate Way                    Services
         Lansing, MI 48951

         Everett W. Kunzelman               Vice President - Underwriting
         1 Corporate Way
         Lansing, MI 48951

         Clark P. Manning                   President, Chief Executive Officer
         1 Corporate Way                    & Director
         Lansing, MI 48951

         Thomas J. Meyer                    Senior Vice President,
         1 Corporate Way                    General Counsel &
         Lansing, MI 48951                  Secretary

         Keith R. Moore                     Vice President - Technology
         1 Corporate Way
         Lansing, MI 48951

         P. Chad Myers                      Senior Vice President - Asset/
         1 Corporate Way                    Liability Management
         Lansing, MI 48951

         J. George Napoles                  Executive Vice President &
         1 Corporate Way                    Chief Information Officer
         Lansing, MI 48951

         Mark D. Nerud                      Vice President - Fund
         225 W. Wacker Drive                Accounting & Administration
         Suite 1200
         Chicago, IL 60606

         Russell E. Peck                    Vice President - Financial
         1 Corporate Way                    Operations & Director
         Lansing, MI 48951

         Bradley J. Powell                  Vice President - Institutional
         210 Interstate North Parkway       Marketing Group
         Suite 401
         Atlanta, GA 30339-2120

         Laura L. Prieskorn                 Vice President - Model Office
         1 Corporate Way
         Lansing, MI 48951

         James B. Quinn                     Vice President - Broker
         1 Corporate Way                    Management
         Lansing, MI 48951

         James R. Sopha                     Executive Vice President -
         1 Corporate Way                    Corporate Development
         Lansing, MI 48951

         Robert M. Tucker, Jr.              Vice President - Regional
         1 Corporate Way                    Information Technology
         Lansing, MI 48951

         Michael A. Wells                   Chief Operating Officer
         401 Wilshire Boulevard             & Director
         Suite 1200
         Santa Monica, CA 90401

         Karen S. Weidman                   Vice President - Administration -
         8055 E. Tufts Avenue               Denver Service Center
         Suite 1000
         Denver, CO 80237


Item 26.   Persons Controlled by or Under Common Control with the Depositor or Registrant.

           Company             State of Organization          Control/Ownership           Business Principal

120 Orion, LLC                  South Carolina               100% Jackson National Life   Real Estate
                                                             Insurance Company

Alaiedon, LLC                   Michigan                     100% Hermitage
                                                             Management LLC

Alcona Funding LLC              Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

Berrien Funding LLC             Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

BH Clearing, LLC                Michigan                     100% Jackson National Life   Broker/Dealer
                                                             Insurance Company

Brooke Finance Corporation      Delaware                     100% Brooke Holdings, Inc.   Finance Company

Brooke Holdings, Inc.           Delaware                     100% Brooke Holdings (UK)    Holding Company Activities
                                                             Limited

Brooke Holdings (UK) Limited    United Kingdom               100% Holborn Delaware        Holding Company Activities
                                                             Corporation

Brooke Investment, Inc.         Delaware                     100% Brooke Holdings, Inc.   Investment Related Company

Brooke Life Insurance Company   Michigan                     100% Brooke Holdings, Inc.   Life Insurance

Brooke (Jersey) Limited         United Kingdom               100% Prudential One Limited  Holding Company Activities

Calhoun Funding LLC             Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

Crescent Telephone              Delaware                     100% Jackson National Life   Telecommunications
                                                             Insurance Company

Curian Capital, LLC             Michigan                     100% Jackson National Life   Registered Investment
                                                             Insurance Company            Advisor

Equestrian Pointe Investors,    Illinois                     100% Jackson National Life   Real Estate
L.L.C.                                                       Insurance Company

Forty Partners #1, L.C.         Missouri                     100% Jackson National Life   Real Estate
                                                             Insurance Company

GCI Holding Corporation         Delaware                     70% Jackson National Life    Holding Company Activities
                                                             Insurance Company

GS28 Limited                    United Kingdom               100% Brooke Holdings (UK)    Holding Company Activities
                                                             Limited

Hermitage Management, LLC       Michigan                     100% Jackson National Life   Advertising Agency
                                                             Company Insurance

Holborn Delaware Corporation    Delaware                     100% Prudential Four         Holding Company Activities
                                                             Limited

Holliston Mills                 Delaware                     70% Jackson National Life    Textile Mfg.
                                                             Insurance Company

Industrial Coatings Group       Delaware                     70% Jackson National Life    Textile Mfg.
                                                             Insurance Company

IFC Holdings, Inc.              Delaware                     100% National Planning       Broker/Dealer
                                                             Holdings Inc.

Investment Centers of America   Delaware                     100% IFC Holdings, Inc.      Broker/Dealer

JNL Investors Series Trust      Massachusetts                100% Jackson National        Investment Company
                                                             Life Insurance Company

Jackson National Asset          Michigan                     100% Jackson National Life   Investment Adviser and
Management, LLC                                              Insurance Company            Transfer Agent

Jackson National Life           Bermuda                      100% Jackson National        Life Insurance
(Bermuda) Ltd.                                               Life Insurance Company

Jackson National Life           Delaware                     100% Jackson National Life   Advertising/Marketing
Distributors, Inc.                                           Insurance Company            Corporation and
                                                                                          Broker/Dealer

Jackson National Life           New York                     100% Jackson National Life   Life Insurance
Insurance Company of New York                                Insurance Company

JNLI LLC                        Delaware                     100% Jackson National Life   Tuscany Notes
                                                             Insurance Company

JNL Securities, LLC             Michigan                     100% Curian Capital, LLC     Broker/Dealer and
                                                                                          Insurance Agency

JNL Series Trust                Massachusetts                Common Law Trust with        Investment Company
                                                             contractual association
                                                             with Jackson National Life
                                                             Insurance Company of New
                                                             York

JNL Southeast Agency LLC        Michigan                     100% Jackson National        Insurance Agency
                                                             Life Insurance Company

JNL Variable Fund LLC           Delaware                     100% Jackson National        Investment Company
                                                             Separate Account - I

JNLNY Variable Fund I LLC       Delaware                     100% JNLNY Separate          Investment Company
                                                             Account I

LePages Management Company, LP  Delaware                     50% LePages MC, LLC

LePages MC, LLC                 Delaware                     100% PPM Management, Inc.

Life Insurance Company of       Georgia                      100% Jackson National        Life Insurance
Georgia                                                      Life Insurance Company

Life of Georgia Agency, Inc.    Georgia                      100% Brooke Holdings, Inc.   Insurance Agency

Meadows NRH Associates, L.P.    Texas                        100% Meadows NRH, Inc.       Real Estate

Meadows NRH, Inc.               Texas                        100% Jackson National Life   Real Estate
                                                             Insurance Company

National Planning Corporation   Delaware                     100% National Planning       Broker/Dealer and
                                                             Holdings, Inc.               Investment Adviser

National Planning Holdings,     Delaware                     100% Brooke Holdings, Inc.   Holding Company Activities
Inc.

Piedmont Funding LLC            Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

PPM Holdings, Inc.              Delaware                     100% Brooke Holdings, Inc.   Holding Company Activities

Prudential plc                  United Kingdom               Publicly Traded              Financial Institution

Prudential One Limited          United Kingdom               100% Prudential plc          Holding Company Activities

Prudential Two Limited          United Kingdom               100% Prudential One Limited  Holding Company Activities

Prudential Three Limited        United Kingdom               100% Prudential One Limited  Holding Company Activities

Prudential Four Limited         United Kingdom               80% Prudential One Limited,  Holding Company Activities
                                                             10% Prudential Two Limited,
                                                             10% Prudential Three
                                                             Limited

SII Investments, Inc.           Wisconsin                    100% National Planning       Broker/Dealer
                                                             Holdings, Inc.

Item 27. Number of Contract Owners as of July 29, 2005

                  Non-Qualified - 10
                  Qualified - 15

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Jackson National Life Distributors, Inc. acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account V, and the JNLNY Separate Account II.

(b) Directors and Officers of Jackson National Life Distributors, Inc.:

NAME AND BUSINESS ADDRESS         POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------         --------------------------------------

Michael A. Wells                   Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                  Director and Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                   President and Chief Executive Officer
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Nikhil Advani                      Vice President - Business Planning Services
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Stephen M. Ash                     Vice President - Finance
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Michael Bell                       Senior Vice President and Chief Legal Officer
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Kristen (West) Billows             Vice President - Fixed & Index Annuities
8055 E. Tufts Avenue               Marketing Strategy
Suite 1100
Denver, CO 80237

William Britt                      Vice President - Print and Distribution
8055 E. Tufts Avenue               Services
Suite 1100
Denver, CO 80237

Tori Bullen                        Vice President - Institutional Marketing
210 Interstate North Parkway       Group
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                       Executive Vice President, National Sales
8055 E. Tufts Avenue               Manager
Suite 1100
Denver, CO 80237

Maura Collins                      Vice President - Regulatory Accounting and
8055 E. Tufts Avenue               Special Projects
Suite 1100
Denver, CO 80237

Steve Goldberg                     Vice President - National Sales Desk
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Julia A. Goatley                   Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                         Vice President - Corporate/Curian Brand
8055 E. Tufts Avenue               Manager
Suite 1100
Denver, CO 80237

Thomas Hurley                      Vice President - Market Research and Analysis
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Mark Jones                         Vice President - Production Management
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Steve Kluever                      Senior Vice President - Variable Product
8055 E. Tufts Avenue               Development
Suite 1100
Denver, CO 80237

James Livingston                   Executive Vice President - Operations
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Mantelli                      Vice President - Creative Services
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Susan McClure                      Vice President - Business Development and
8055 E. Tufts Avenue               Chief of Staff
Suite 1100
Denver, CO 80237

James McCorkle                     Vice President of National Accounts
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas J. Meyer                    Secretary
1 Corporate Way
Lansing, MI 48951

Jack Mishler                       Vice President - Marketing Strategy,
8055 E. Tufts Avenue               Variable Annuities
Suite 1100
Denver, CO 80237

Michael Nicola                     Senior Vice President - Strategic
8055 E. Tufts Avenue               Relationships
Suite 1100
Denver, CO 80237

Bradley J. Powell                  Executive Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Peter Radloff                      Vice President - Advanced Markets
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Gregory B. Salsbury                Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Greg Smith                         Senior Vice President - Business Planning
8055 E. Tufts Avenue               Services
Suite 1100
Denver, CO 80237

David Sprague                      Senior Vice President - Marketing Strategy
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Daniel Starishevsky                Senior Vice President - Marketing
8055 E. Tufts Avenue               Communications
Suite 1100
Denver, CO 80237

Doug Townsend                      Vice President, Controller and FinOp
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Ray Trueblood                      Vice President - Life Insurance Marketing
8055 E. Tufts Avenue               Strategy
Suite 1100
Denver, CO 80237

Phil Wright                        Vice President - New Business Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

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(c)

                       NEW UNDERWRITING      COMPENSATION ON
NAME OF PRINCIPAL       DISCOUNTS AND          REDEMPTION          BROKERAGE
UNDERWRITER             COMMISSIONS          OR ANNUITIZATION     COMMISSIONS           COMPENSATION
-----------             -----------             -----------       -----------           -----------

Jackson National Life
Distributors, Inc.      Not Applicable       Not Applicable       Not Applicable        Not Applicable


Item 30. Location of Accounts and Records

           Jackson National Life Insurance Company of New York
           2900 Westchester Avenue
           Purchase, NY 10577

           Jackson National Life Insurance Company of New York
           Annuity Service Center
           8055 East Tufts Ave., Second Floor
           Denver, CO 80237

           Jackson National Life Insurance Company of New York
           Institutional Marketing Group Service Center
           1 Corporate Way
           Lansing, MI 48951

           Jackson National Life Insurance Company of New York
           225 West Wacker Drive, Suite 1200
           Chicago, IL 60606

Item 31. Management Services
           Not Applicable

Item 32. Undertakings and Representations

a. Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
           (16) months old for so long as payment under the variable annuity contracts may be accepted.

b. Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c. Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d. Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28,
           1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 2nd day of September, 2005.

JNLNY Separate Account I
(Registrant)

By: Jackson National Life Insurance Company of New York

By: /s/ Thomas J. Meyer
-----------------------------------------------
Thomas J. Meyer
Senior Vice President, General Counsel,
Secretary and Director

Jackson National Life Insurance Company of New York (Depositor)

By: /s/ Thomas J. Meyer
-----------------------------------------------
Thomas J. Meyer
Senior Vice President, General Counsel,
Secretary and Director

     As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Clark P. Manning                                    September 2, 2005
------------------------------------------              -----------------
Clark P. Manning
President and Chief Executive Officer

/s/ Andrew B. Hopping                                   September 2, 2005
------------------------------------------              -----------------
Andrew B. Hopping
Executive Vice President, Chief Financial Officer
and Director

/s/ Bradley J. Powell                                   September 2, 2005
------------------------------------------              -----------------
Bradley J. Powell
Vice President - IMG and Director

/s/ Herbert G. May III                                  September 2, 2005
----------------------------------------------          -----------------
Herbert G. May III
Chief Administrative Officer and Director

/s/ Thomas J. Meyer                                     September 2, 2005
------------------------------------------              -----------------
Thomas J. Meyer
Senior Vice President, General Counsel and Director

/s/ John H. Brown                                       September 2, 2005
------------------------------------------              -----------------
John H. Brown
Vice President - Government Relations and Director

/s/ Marianne Clone                                      September 2, 2005
------------------------------------------              -----------------
Marianne Clone
Vice President - Administration - Customer Service
Center and Director

/s/ Julia A. Goatley                                    September 2, 2005
------------------------------------------              -----------------
Julia A. Goatley
Vice President, Senior Counsel, Assistant Secretary
and Director

/s/ Russell E. Peck                                     September 2, 2005
------------------------------------------              -----------------
Russell E. Peck
Vice President - Financial Operations and Director

/s/ Donald B. Henderson, Jr.                            September 2, 2005
------------------------------------------              -----------------
Donald B. Henderson, Jr.
Director

/s/ David L. Porteous                                   September 2, 2005
------------------------------------------              -----------------
David L. Porteous
Director

/s/ Donald T. DeCarlo                                   September 2, 2005
------------------------------------------              -----------------
Donald T. DeCarlo
Director

/s/ Joanne P. McCallie                                  September 2, 2005
------------------------------------------              -----------------
Joanne P. McCallie
Director


* Thomas J. Meyer, Attorney In Fact

                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as a director and/or officer of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoints Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning (with full power to each of them to act alone) his attorney-in-fact and agent, each with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to execute, deliver and file in the names of the undersigned, any of the documents referred to below relating to the registration statement on Form N-4, under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the registration of a Variable Annuity Contract issued by JNLNY Separate Account I (the Registrant), including the initial registration statements, any amendment or amendments thereto, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorney-in-fact and agent, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do in person, thereby ratifying all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

         This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

         IN WITNESS WHEREOF, each of the undersigned director and/or officer hereby executes this Power of Attorney as of the 3rd day of January, 2005.

/s/ Clark P. Manning
------------------------------------------
Clark P. Manning
President and Chief Executive Officer

/s/ Andrew B. Hopping
------------------------------------------
Andrew B. Hopping
Executive Vice President, Chief Financial Officer
and Director

/s/ Bradley J. Powell
------------------------------------------
Bradley J. Powell
Vice President - IMG and Director

/s/ Herbert G. May III
----------------------------------------------
Herbert G. May III
Chief Administrative Officer and Director

/s/ Thomas J. Meyer
------------------------------------------
Thomas J. Meyer
Senior Vice President, General Counsel and Director

/s/ John H. Brown
------------------------------------------
John H. Brown
Vice President - Government Relations and Director

/s/ Marianne Clone
------------------------------------------
Marianne Clone
Vice President - Administration - Customer Service
Center and Director

/s/ Julia A. Goatley
------------------------------------------
Julia A. Goatley
Vice President, Senior Counsel, Assistant Secretary
and Director

/s/ Russell E. Peck
------------------------------------------
Russell E. Peck
Vice President - Financial Operations and Director

/s/ Donald B. Henderson, Jr.
------------------------------------------
Donald B. Henderson, Jr.
Director

/s/ David L. Porteous
------------------------------------------
David L. Porteous
Director

/s/ Donald T. DeCarlo
------------------------------------------
Donald T. DeCarlo
Director

/s/ Joanne P. McCallie
------------------------------------------
Joanne P. McCallie
Director

                                  Exhibit List

Exhibit No.     Description

5.c. Form of the JNLNY Perspective Advisors II Fixed and Variable Annuity Application, attached hereto as EX-5.c.

9.              Opinion and Consent of Counsel, attached hereto as EX-9.